REVENUE AND SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2026
REVENUE AND SEGMENT INFORMATION
REVENUE AND SEGMENT INFORMATION

2 REVENUE AND SEGMENT INFORMATION

Aligned with the announcement on 8 January 2026 regarding Haleon’s new operating model, Haleon now operate with six Operating Units (OUs) based on geographical areas:

-	North America
-	Europe
-	Latin America (LatAm)
-	Middle East & Africa (MEA)
-	Asia Pacific (APAC)
-	India Subcontinent (ISC)

The Group’s OUs will be reported as four reportable operating segments as set out below. LatAm, MEA and ISC have been aggregated to form the fourth reportable operating segment known as ‘International’.

-	North America
-	Europe
-	Asia Pacific
-	International

Since 1 April 2026, the Group’s Performance Board, which consists of the Group’s CEO, CFO and other members of senior leadership from across the OUs, is the Chief Operating Decision Maker (CODM) who monitors the operating results of the Group’s reportable segments separately for the purpose of making decisions about resource allocation and performance assessment. The CODM uses a measure of adjusted operating profit to assess the performance of the reportable segments. Adjusted operating profit is defined as operating profit less net intangible amortisation and impairment of brands, licences, and patents, restructuring costs, transaction-related costs, separation and admission costs, and disposals and others. The CODM does not review IFRS operating profit or total assets and liabilities on a segment basis.

The composition of these geographical segments is reviewed on an annual basis. Analysis of revenue and adjusted operating profit by geographical segment is included below:

	Six months ended 30 June
	2026	2025 [1]
Revenue by segment	£m	£m
North America	1,830	1,851
Europe	1,631	1,556
APAC	1,182	1,149
International	959	924
Group revenue	5,602	5,480
[1]	Following the change in operating model structure announced on 8 January 2026, 2025 figures have been restated

	Six months ended 30 June
	2026	2025
Adjusted operating profit by segment	£m	£m
Group operating profit	1,172	1,203
Reconciling items between Group operating profit and Group adjusted operating profit[2]	192	40
Total	1,364	1,243

	Six months ended 30 June
	2026	2025 [1]
	£m	£m
North America	425	389
Europe	522	441
APAC	292	274
International	193	172
Corporate and other unallocated	(68)	(33)
Total	1,364	1,243
1.	Following the change in operating model structure announced on 8 January 2026, 2025 figures have been restated
2.	The reconciling items above include:
a)	Net amortisation and impairment of intangible assets of £28m (2025: £26m).
b)	Restructuring costs of £169m (2025: £26m).

The primary products sold by each of the reportable segments consist of Oral Health, Vitamins, Minerals, and Supplements (VMS), Pain Relief, Respiratory Health, Digestive Health, and Therapeutic Skin Health and Other and the product portfolio is consistent across the reportable segments.

Analysis of revenue by product category is included below:

	Six months ended 30 June
	2026	2025
Revenue by product category	£m	£m

Oral Health	1,838	1,728
Vitamins, Minerals and Supplements	849	833
Pain Relief	1,323	1,286
Respiratory Health	850	893
Digestive Health	490	491
Therapeutic Skin Health and Other	252	249
Group revenue	5,602	5,480